Note 8 - Deposits	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]
8.	DEPOSITS

Time deposits at December 31, 2013, mature $69.5 million, $59.9 million, $20.3 million, $10.3 million, and $14.4 million during 2014, 2015, 2016, 2017, and 2018 respectively.

Maturities on time deposits of $100,000 or more at December 31, 2013, are as follows:

(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$6,427	8.23%
Beyond three but within six months	8,544	10.94
Beyond six but within twelve months	16,446	21.06
Beyond one year	46,668	59.77

Total	$78,085	100.00%

The aggregate of all time deposit accounts of $100,000 or more amounted to $79.9 million at December 31, 2012.